Schedule of Investments (unaudited)
March 31, 2025
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Boeing Co. (The)(a)	196,989	$ 33,596,474
L3Harris Technologies, Inc.	212,830	44,547,447
		78,143,921
Automobile Components — 2.0%
Aptiv PLC(a)	599,744	35,684,768
Automobiles — 1.4%
General Motors Co.	534,032	25,115,525
Banks — 10.4%
Citigroup, Inc.	896,899	63,670,860
First Citizens BancShares, Inc., Class A(b)	29,184	54,110,638
Wells Fargo & Co.	917,516	65,868,474
		183,649,972
Broadline Retail — 2.8%
Amazon.com, Inc.(a)	182,622	34,745,662
PDD Holdings, Inc., ADR(a)	125,510	14,854,108
		49,599,770
Capital Markets — 2.4%
Intercontinental Exchange, Inc.	244,008	42,091,380
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	292,299	22,685,325
PPG Industries, Inc.	239,377	26,175,875
		48,861,200
Commercial Services & Supplies — 1.4%
Rentokil Initial PLC	5,495,266	24,938,307
Consumer Staples Distribution & Retail — 2.1%
Dollar Tree, Inc.(a)	496,953	37,306,262
Containers & Packaging — 1.5%
Sealed Air Corp.	907,887	26,237,934
Entertainment — 1.8%
Electronic Arts, Inc.	222,510	32,157,145
Financial Services — 5.0%
Fidelity National Information Services, Inc.	713,983	53,320,251
Voya Financial, Inc.	512,220	34,708,027
		88,028,278
Food Products — 2.4%
Kraft Heinz Co. (The)	1,404,548	42,740,396
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	1,498,971	51,309,778
Medtronic PLC	375,405	33,733,893
		85,043,671
Health Care Providers & Services — 10.9%
Cardinal Health, Inc.	418,253	57,622,716
CVS Health Corp.	908,189	61,529,805
Elevance Health, Inc.	82,886	36,052,094
Labcorp Holdings, Inc.	163,470	38,046,008
		193,250,623
Household Durables — 2.4%
Sony Group Corp., ADR	1,638,797	41,609,056
Insurance — 4.1%
American International Group, Inc.	373,578	32,478,871
Fidelity National Financial, Inc., Class A	601,126	39,121,280
		71,600,151
Security	Shares	Value
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	450,733	$ 34,481,075
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.(a)	420,942	3,178,112
Media — 4.9%
Comcast Corp., Class A	1,310,815	48,369,074
WPP PLC	5,019,326	38,141,999
		86,511,073
Multi-Utilities — 3.8%
Dominion Energy, Inc.	649,601	36,423,128
Sempra	437,669	31,232,060
		67,655,188
Oil, Gas & Consumable Fuels — 7.7%
BP PLC, ADR	1,555,458	52,558,926
Hess Corp.	261,565	41,779,777
Shell PLC	1,129,423	41,111,368
		135,450,071
Pharmaceuticals — 2.3%
Sanofi SA, ADR	732,368	40,617,129
Professional Services — 4.5%
Dun & Bradstreet Holdings, Inc.	3,606,690	32,243,808
SS&C Technologies Holdings, Inc.	563,594	47,077,007
		79,320,815
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(a)	176,532	18,136,898
STMicroelectronics NV, NY Shares, ADR	1,435,785	31,529,838
		49,666,736
Technology Hardware, Storage & Peripherals — 5.1%
HP, Inc.	537,298	14,877,782
Samsung Electronics Co. Ltd.	1,049,698	41,615,774
Western Digital Corp.(a)	845,972	34,202,648
		90,696,204
Textiles, Apparel & Luxury Goods — 1.2%
Swatch Group AG (The)	126,517	21,817,422
Tobacco — 2.2%
British American Tobacco PLC, ADR	942,729	39,000,699
Total Long-Term Investments — 99.2% (Cost: $1,520,224,233)		1,754,452,883
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	6,361,279	6,364,460
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(c)(d)	21,243,723	21,243,723
Total Short-Term Securities — 1.6% (Cost: $27,608,183)		27,608,183
Total Investments — 100.8% (Cost: $1,547,832,416)		1,782,061,066
Liabilities in Excess of Other Assets — (0.8)%		(14,545,068)
Net Assets — 100.0%		$ 1,767,515,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
March 31, 2025
BlackRock Large Cap Focus Value Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 27,214,658	$ —	$ (20,844,825)(a)	$ (5,416)	$ 43	$ 6,364,460	6,361,279	$ 133,868 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,714,384	13,529,339 (a)	—	—	—	21,243,723	21,243,723	268,566	—
				$ (5,416)	$ 43	$ 27,608,183		$ 402,434	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 78,143,921	$ —	$ —	$ 78,143,921
Automobile Components	35,684,768	—	—	35,684,768
Automobiles	25,115,525	—	—	25,115,525
Banks	183,649,972	—	—	183,649,972
Broadline Retail	49,599,770	—	—	49,599,770
Capital Markets	42,091,380	—	—	42,091,380
Chemicals	48,861,200	—	—	48,861,200
Commercial Services & Supplies	—	24,938,307	—	24,938,307
Consumer Staples Distribution & Retail	37,306,262	—	—	37,306,262
Containers & Packaging	26,237,934	—	—	26,237,934

Schedule of Investments (unaudited) (continued)
March 31, 2025
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Entertainment	$ 32,157,145	$ —	$ —	$ 32,157,145
Financial Services	88,028,278	—	—	88,028,278
Food Products	42,740,396	—	—	42,740,396
Health Care Equipment & Supplies	85,043,671	—	—	85,043,671
Health Care Providers & Services	193,250,623	—	—	193,250,623
Household Durables	41,609,056	—	—	41,609,056
Insurance	71,600,151	—	—	71,600,151
IT Services	34,481,075	—	—	34,481,075
Life Sciences Tools & Services	3,178,112	—	—	3,178,112
Media	48,369,074	38,141,999	—	86,511,073
Multi-Utilities	67,655,188	—	—	67,655,188
Oil, Gas & Consumable Fuels	94,338,703	41,111,368	—	135,450,071
Pharmaceuticals	40,617,129	—	—	40,617,129
Professional Services	79,320,815	—	—	79,320,815
Semiconductors & Semiconductor Equipment	49,666,736	—	—	49,666,736
Technology Hardware, Storage & Peripherals	49,080,430	41,615,774	—	90,696,204
Textiles, Apparel & Luxury Goods	—	21,817,422	—	21,817,422
Tobacco	39,000,699	—	—	39,000,699
Short-Term Securities
Money Market Funds	27,608,183	—	—	27,608,183
	$ 1,614,436,196	$ 167,624,870	$ —	$ 1,782,061,066

Portfolio Abbreviation
ADR	American Depositary Receipt